CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 1.0	$ 2,544.2	$ 1,109.6	$ 106.9	$ (1,225.2)	$ 2,536.5
Balance (in shares) at Dec. 31, 2009	104,397,965
Net earnings / (loss)			(263.6)			(263.6)
Other comprehensive loss				(19.9)		(19.9)
Issuances under equity plans, including tax benefits (in shares)	699,244
Issuances under equity plans, including tax benefits		26.2			2.2	28.4
Issuance for business acquisition (in shares)	3,197,396
Issuance for business acquisition	0.1	188.4				188.5
Share-based compensation expense		24.1				24.1
Dividends			(60.8)			(60.8)
Repurchases of common stock					(34.8)	(34.8)
Other		(1.2)				(1.2)
Balance at Dec. 31, 2010	1.1	2,781.7	785.2	87.0	(1,257.8)	2,397.2
Balance (in shares) at Dec. 31, 2010	108,294,605
Net earnings / (loss)			251.6			251.6
Other comprehensive loss				(51.7)		(51.7)
Issuances under equity plans, including tax benefits (in shares)	781,732
Issuances under equity plans, including tax benefits		33.1			(2.3)	30.8
Share-based compensation expense		31.4				31.4
Dividends			(65.1)			(65.1)
Repurchases of common stock					(104.5)	(104.5)
Other		(6.3)				(6.3)
Balance at Dec. 31, 2011	1.1	2,839.9	971.7	35.3	(1,364.6)	2,483.4
Balance (in shares) at Dec. 31, 2011	109,076,337
Net earnings / (loss)			197.6			197.6
Other comprehensive loss				(0.9)		(0.9)
Issuances under equity plans, including tax benefits (in shares)	467,155
Issuances under equity plans, including tax benefits		3.3			(6.6)	(3.3)
Share-based compensation expense		30.0				30.0
Dividends			(67.8)			(67.8)
Repurchases of common stock					(138.2)	(138.2)
Balance at Dec. 31, 2012	$ 1.1	$ 2,873.2	$ 1,101.5	$ 34.4	$ (1,509.4)	$ 2,500.8
Balance (in shares) at Dec. 31, 2012	109,543,492